RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Consulting fees	32,100	37,500	64,200	75,000
Management fees	54,000	37,500	108,000	75,000
Professional fees	54,000	30,000	108,000	60,000
Share-based compensation	138,169	-	209,815	12,129
	278,269	105,000	490,015	222,129